Prospectus Supplement	July 30, 2012

Putnam Capital Opportunities Fund Prospectus dated August 30, 2011

The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as	Redemption fee (as
	imposed on purchases (as a	a percentage of original purchase price or	a percentage of total
Share class	percentage of offering price)	redemption proceeds, whichever is lower)	redemption proceeds)

Class R5	NONE	NONE	1.00%

Class R6	NONE	NONE	1.00%

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees	service (12b-1) fees	Other expenses	operating expenses

Class R5	0.63%	N/A	0.22%***	0.85%

Class R6	0.63%	N/A	0.12%***	0.75%

*** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$87	$271	$471	$1,049

Class R6	$77	$240	$417	$930

The second sentence in How do I buy fund shares? — Which class of shares is best for me? is amended to read: “Qualified employee-benefit plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares.”

The following information is added to How do I buy fund shares? — Here is a summary of the differences among the classes of shares:

Class R5 shares (available only to qualified plans with assets of at least of $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class Y shares because of lower investor servicing fees

• Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees

Class R6 shares (available only to qualified plans with assets of at least $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class Y or R5 shares because of lower investor servicing fees

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The last sentence in the subsection Distribution and service (12b-1) plans in the Distribution plans and payments to dealers section is amended to read:

Class R5, R6 and Y shares, for shareholders who are eligible to purchase them, will be less expensive than the other classes of shares because they do not bear sales charges or 12b-1 fees.

The table in the Financial highlights section for the fund is revised, as set forth below, to include certain financial information derived from financial statements provided in the fund’s most recent shareholder report.

Putnam Capital Opportunities Fund
Financial highlights

Period ended October 31, 2011**	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

INVESTMENT OPERATIONS:

Net asset value, beginning of period	$13.26	$12.00	$12.14	$12.46	$13.03	$13.53

Net investment income (loss) (a)	— (b)	(.04)	(.04)	(.03)	(.02)	.01

Net realized and unrealized gain (loss)
on investments	(2.13)	(1.93)	(1.95)	(1.99)	(2.09)	(2.17)

Total from investment operations	(2.13)	(1.97)	(1.99)	(2.02)	(2.11)	(2.16)

LESS DISTRIBUTIONS:

From net investment income	—	—	—	—	—	—

From net realized gain on investments	—	—	—	—	—	—

From return of capital	—	—	—	—	—	—

Total distributions	—	—	—	—	—	—

Redemption fees (b)	—	—	—	—	—	—

Non-recurring reimbursements (e)	.01	.01	.01	.01	.01	.01

Net asset value, end of period	$11.14	$10.04	$10.16	$10.45	$10.93	$11.38

Total return at net asset value (%)
(c)*	(15.99)	(16.33)	(16.31)	(16.13)	(16.12)	(15.89)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in
thousands)	$236,001	$15,999	$19,540	$4,730	$10,236	$35,298

Ratio of expenses to average net
assets (%) (d)*	.64	1.02	1.02	.89	.77	.52

Ratio of net investment income (loss)
to average net assets (%)*	(.01)	(.39)	(.39)	(.27)	(.13)	.11

Portfolio turnover (%)*	14	14	14	14	14	14

* Not annualized.

** Unaudited.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and/or brokerage/service arrangements.

(e) Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

Prospectus Supplement	July 30, 2012

Putnam Growth Opportunities Fund Prospectus dated November 30, 2011

The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as	Redemption fee (as
	imposed on purchases (as a	a percentage of original purchase price or	a percentage of total
Share class	percentage of offering price)	redemption proceeds, whichever is lower)	redemption proceeds)

Class R5	NONE	NONE	1.00%

Class R6	NONE	NONE	1.00%

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees****	service (12b-1) fees	Other expenses	operating expenses

Class R5	0.57%	N/A	0.22%*****	0.79%

Class R6	0.57%	N/A	0.12%*****	0.69%

**** Management fees are subject to a performance adjustment.

***** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$81	$252	$439	$978

Class R6	$70	$221	$384	$859

The second sentence in How do I buy fund shares? – Which class of shares is best for me? is amended to read: “Qualified employee-benefit plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares.”

The following information is added to How do I buy fund shares? – Here is a summary of the differences among the classes of shares:

Class R5 shares (available only to qualified plans with assets of at least of $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class Y shares because of lower investor servicing fees

• Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees

Class R6 shares (available only to qualified plans with assets of at least $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class Y or R5 shares because of lower investor servicing fees

276400 7/12

The last sentence in the subsection Distribution and service (12b-1) plans in the Distribution plans and payments to dealers section is amended to read:

Class R5, R6 and Y shares, for shareholders who are eligible to purchase them, will be less expensive than the other classes of shares because they do not bear sales charges or 12b-1 fees.

The table in the Financial highlights section for the fund is revised, as set forth below, to include certain financial information derived from financial statements provided in the fund’s most recent shareholder report.

Putnam Growth Opportunities Fund
Financial highlights

Period ended January 31, 2012**	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y

INVESTMENT OPERATIONS:

Net asset value, beginning of period	$17.18	$15.66	$15.87	$16.17	$16.86	$17.68

Net investment income (loss) (a)	.03	(.03)	(.03)	(.01)	.01	.05

Net realized and unrealized gain (loss) on
investments	(.09)	(.08)	(.08)	(.09)	(.09)	(.09)

Total from investment operations	(.06)	(.11)	(.11)	(.10)	(.08)	(.04)

LESS DISTRIBUTIONS:

From net investment income	—	—	—	—	—	—

From return of capital	—	—	—	—	—	—

Total distributions	—	—	—	—	—	—

Redemption fees (b)	—	—	—	—	—	—

Non-recurring reimbursements	—	—	—	—	—	—

Net asset value, end of period	$17.12	$15.55	$15.76	$16.07	$16.78	$17.64

Total return at net asset value (%) (c)*	(.35)	(.70)	(.69)	(.62)	(.47)	(.23)

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)	$284,233	$21,246	$13,421	$5,040	$1,681	$14,563

Ratio of expenses to average net assets
(%) (d)*	.59	.97	.97	.84	.72	.46

Ratio of net investment income (loss) to
average net assets (%)*	.18	(.20)	(.20)	(.07)	.04	.30

Portfolio turnover (%)*	23	23	23	23	23	23

* Not annualized.

** Unaudited.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset and/or brokerage/service arrangements.